Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net profit (loss)	$ (75,548)	$ (133,805)	$ (195,405)
Allocation of net loss attributable to Ordinary Shareholders	$ (75,548)	$ (133,805)	$ (195,405)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Ordinary Shareholders	167,323,350	164,353,909	157,691,173
Basic net loss per share attributable to ordinary shareholders	$ (0.45)	$ (0.81)	$ (1.24)
Numerator:
Allocation of net loss attributable for diluted computation	$ (75,548)	$ (133,805)	$ (195,405)
Denominator:
Weighted-average shares used in computing net loss per share attributable to Ordinary Shareholders	167,323,350	164,353,909	157,691,173
Diluted net loss per share attributable to ordinary shareholders	$ (0.45)	$ (0.81)	$ (1.24)